Offerings	Sep. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2030
Amount Registered | shares	533,325,000
Proposed Maximum Offering Price per Unit	0.99838
Maximum Aggregate Offering Price	$ 532,461,013.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,532.87
Offering Note	The amount registered, maximum aggregate offering price and registration fee have been calculated in U.S. Dollars based upon the CAD to U.S. Dollar exchange rate on September 22, 2026 of C$1.00 = U.S.$0.7111, as reported on Bloomberg. Certain subsidiaries of Sysco Corporation fully and unconditionally guarantee the notes. In accordance with Rule 457(n) under the Securities Act, no separate registration fee is required with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% Senior Notes due 2034
Amount Registered | shares	533,325,000
Proposed Maximum Offering Price per Unit	0.99979
Maximum Aggregate Offering Price	$ 533,213,001.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,636.72
Offering Note	See Note 1.